Organization and Business (Details Narrative)						9 Months Ended	12 Months Ended
	Jun. 11, 2024 shares	Apr. 24, 2024	Apr. 15, 2024	Jan. 17, 2024 USD ($) $ / shares shares	Apr. 24, 2014	Sep. 30, 2024 a $ / shares shares	Dec. 31, 2023 a $ / shares shares	Dec. 31, 2022 $ / shares shares
Area of land | a						289	289
Common stock, shares authorized						450,000,000	450,000,000	450,000,000
Common stock, par value | $ / shares						$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized						50,000,000	50,000,000	50,000,000
Preferred stock, par value | $ / shares						$ 0.001	$ 0.001
Issuance of shares						100	100
Cash consideration | $				$ 8,160
Reverse stock split	1.25-for-1 reverse stock split
Equity note description	every holder of 1.25 shares of common stock of the Company shall receive 1 share of common stock
Common stock, shares issued						10,880,000	10,880,000	10,880,000
Common Stock [Member]
Common stock, shares issued						5,440,000	5,440,000
Mr Cheung Ching Ping [Member]
Related party percentage				50.00%	50.00%
Mr Cheung Yick Chung [Member]
Related party percentage				40.00%	10.00%
Ms Chan Lee [Member]
Related party percentage				10.00%
Mr. Cheung Chi Ping [Member]
Related party percentage					40.00%
Ace Champion Investments Limited [Member]
Common stock, par value | $ / shares				$ 0.001
Issuance of shares				6,800,000
Common stock, shares issued	10,880,000
Ace Champion Investments Limited [Member] | Common Stock [Member]
Common stock, shares issued	5,440,000
Trendy View Assets Management [Member]
Common stock, par value | $ / shares				$ 0.001
Issuance of shares				1,360,000
Common stock, shares issued	1,088,000
Chrome Fields Asset Management LLC [Member]
Common stock, shares issued	4,352,000
Subsequent Event [Member]
Preferred stock, shares authorized				50,000,000
Preferred stock, par value | $ / shares				$ 0.001
Cash consideration | $				$ 8,160
Reverse stock split	1.25-for-1 reverse stock split
Equity note description	every holder of 1.25 shares of common stock of the Company shall receive 1 share of common stock
Subsequent Event [Member] | Mr Cheung Ching Ping [Member]
Related party percentage		50.00%		50.00%
Subsequent Event [Member] | Mr Cheung Yick Chung [Member]
Related party percentage			10.00%	40.00%
Subsequent Event [Member] | Ms Chan Lee [Member]
Related party percentage				10.00%
Subsequent Event [Member] | Mr. Cheung Chi Ping [Member]
Related party percentage		40.00%
Subsequent Event [Member] | Ace Champion Investments Limited [Member]
Common stock, par value | $ / shares				$ 0.001
Issuance of shares				6,800,000
Common stock, shares issued	10,880,000
Subsequent Event [Member] | Ace Champion Investments Limited [Member] | Common Stock [Member]
Common stock, shares issued	5,440,000
Subsequent Event [Member] | Trendy View Assets Management [Member]
Common stock, par value | $ / shares				$ 0.001
Issuance of shares				1,360,000
Common stock, shares issued	1,088,000
Subsequent Event [Member] | Chrome Fields Asset Management LLC [Member]
Common stock, shares issued	4,352,000
Cheung Chi Ping [Member]
Stock issued during period shares issued for services				5,440,000
Cheung Chi Ping [Member] | Subsequent Event [Member]
Stock issued during period shares issued for services				5,440,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized						20,000,000	20,000,000	20,000,000
Preferred stock, par value | $ / shares						$ 0.001	$ 0.001	$ 0.001
Cash consideration | $				$ 10,000
Series A Preferred Stock [Member] | Mr. Cheung Chi Ping [Member]
Issuance of shares				1,000,000
Series A Preferred Stock [Member] | Ace Champion Investments Limited [Member]
Issuance of shares				5,000,000
Series A Preferred Stock [Member] | Chrome Fields Asset Management LLC [Member]
Issuance of shares				4,000,000
Series A Preferred Stock [Member] | Subsequent Event [Member]
Preferred stock, shares authorized				20,000,000
Preferred stock, par value | $ / shares				$ 0.001
Cash consideration | $				$ 10,000
Series A Preferred Stock [Member] | Subsequent Event [Member] | Mr. Cheung Chi Ping [Member]
Issuance of shares				1,000,000
Series A Preferred Stock [Member] | Subsequent Event [Member] | Ace Champion Investments Limited [Member]
Issuance of shares				5,000,000
Series A Preferred Stock [Member] | Subsequent Event [Member] | Chrome Fields Asset Management LLC [Member]
Issuance of shares				4,000,000